Certain Transactions - Consideration (Details)	3 Months Ended
Mar. 31, 2024 USD ($)
Certain Transactions [Abstract]
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed	$ 53,815
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	5,202
Business Combination, Consideration Transferred, Other	659
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other.1	868
Total consideration for 55% holding	$ 60,544